DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
DERIVATIVE INSTRUMENTS
Schedule of fair value of outstanding derivative instruments

The fair value of the Group’s outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the periods ended June 30, 2021 and December 31, 2020 are summarized below:

Foreign exchange forward		June 30,	December 31,
and options contracts	Balance sheet	2021	2020
		Unaudited	Audited

Fair value of foreign exchange forward and options collar (cylinder) contracts	Other receivables and prepaid expenses	$133	$1,489

Gains recognized in other comprehensive income (effective portion)	Other comprehensive income (loss)	$118	$1,319

Schedule of cash flow hedging relationship on income

		Six months ended
Foreign exchange forward	Comprehensive	June 30,
and options contracts	Income (loss)	2021	2020
		Unaudited	Unaudited

Comprehensive income from derivatives before reclassifications	Other comprehensive income (loss)	$401	$1,833

Loss reclassified from accumulated other comprehensive income (loss) (effective portion)	Operating expenses (income)	$(1,602)	$(57)